Private Placement (Details) - USD ($)		9 Months Ended	11 Months Ended
	May 11, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price of warrants			$ 10.20
Aggregate purchase price			$ 5,852,750
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		585,275	585,275
Price of warrants	$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price	$ 5,852,750	$ 5,852,750	$ 5,852,750